PROVISIONS FOR ONEROUS CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2019
PROVISIONS FOR ONEROUS CONTRACTS
Schedule of provisions for onerous contracts

	Balance on		Reversals/		Balance on
	12/31/2018	Constitutions	Compensation	Write-Offs	12/31/2019

Generation
Jirau	30,701	8,449	—	—	39,150
Funil (a)	248,520	—	(25,639)	—	222,881
Coaracy Nunes	101,738	3,542	(5,523)	—	99,757
TPP Santa Cruz (b)	159,832	—	(159,832)	—	—
	540,791	11,991	(190,994)	—	361,788
Transmission
LT Recife II - Suape II (c)	50,197	—	—	(50,197)	—
LT Camaçari IV - Sapeaçu (c)	124,104	—	—	(124,104)	—
LT Funil-Itapebi (c)	6,227	—	—	(6,227)	—
LT Eunápolis - T. Freitas (a)	4,059	—	—	—	4,059
	184,587	—	—	(180,528)	4,059

	725,378	11,991	(190,994)	(180,528)	365,847
Total Current Liabilities	9,436	—	(5,523)	—	3,913
Total Non-current Liabilities	715,942	11,991	(185,471)	(180,528)	361,934
TOTAL	725,378	11,991	(190,994)	(180,528)	365,847

	Balance on			Balance on
	12/31/2017	Constitutions	Reversals	12/31/2018

Generation
Jirau	—	30,701	—	30,701
Funil	126,861	293,505	(171,846)	248,520
Coaracy Nunes	232,052	—	(130,314)	101,738
Angra 3	1,388,843	—	(1,388,843)	—
TPP Santa Cruz	32,258	318,565	(190,991)	159,832
Others	114,626	45,556	(160,182)	—
	1,894,640	657,626	(2,011,475)	540,791
Transfer
LT Recife II - Suape II	50,197	—	—	50,197
LT Camaçari IV - Sapeaçu	124,104	—	—	124,104
Others	10,286	—	—	10,286
	184,587	—	—	184,587
	2,079,227	657,626	(2,011,475)	725,378
Total Current Assets	12,048	—	(2,612)	9,436
Total Non-current Assets	2,067,179	657,626	(2,008,863)	715,942
TOTAL	2,079,227	657,626	(2,011,475)	725,378

(a)   Of the amount of the provision for onerous contracts maintained on December 31, 2019, R$ 226,940 (R$ 592,939 on December 31, 2018) derive from concession contracts extended under the terms of Law 12,783/13, due to the fact that the determined tariff presents an imbalance in relation to current operating and maintenance costs. In view of this, the present obligation under each contract was recognized and measured as a provision, which can be reversed due to adjustments to the cost reduction program and/or tariff review.

(b)   In 2019, Furnas reversed the amount of R$ 159,832, upon recognition of the burden of the exercise of the concession of Contract No. 004/2004 - Santa Cruz TPP, based on the burden tests performed by the Subsidiary.

(c)   The subsidiary Chesf recognized in the year a decrease in the amount of R$ 180,528 due to the expiry declared by the Granting Authority.